Share-Based Compensation - Additional Information (Details) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	May 01, 2022 purchasePeriod	Dec. 01, 2020 USD ($) shares	Mar. 31, 2021 shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares	Nov. 01, 2023 shares	May 01, 2023 shares	Nov. 01, 2022 shares	Mar. 18, 2021 shares	Dec. 31, 2018 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Period of grant of share-based payment arrangement (in years)				10 years
Vesting period (in years)				4 years
Vesting rights (in percent)				25.00%
Equal monthly installments (in months)				36 months
Share based compensation arrangement issuable upon the exercise of incentive share options				60,000,000
Number of options granted (in shares)				2,324,087	2,986,547	2,403,660
Share-based compensation expenses | $				$ 3,259	$ 6,907	$ 8,986
Option life (in years)				8 years 2 months 12 days	8 years 8 months 12 days	9 years 2 months 12 days
Number of preferred shares				43,058,000			29,895	30,312	25,468
Share-based compensation expenses | $				$ 3,259	$ 6,907	$ 8,986
Ordinary Shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of shares issued at consolidation						121,080
Series C Preferred Shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of preferred shares				21,350,000
Other Payables and Accruals
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Amounts withheld from employees paychecks | $				$ 14
Financial instruments with preferred rights | Preference Shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of preferred shares										24,791,804
Number of shares issued at consolidation				46,232
Preferred shares conversion ratio			1
2021 Stock Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Period of grant of share-based payment arrangement (in years)				10 years
Vesting period (in years)				4 years
Vesting rights (in percent)				25.00%
Equal monthly installments (in months)				36 months
Number of shares potentially issuable (in shares)				6,000,000
Increase in percentage of shares equal to lesser of aggregate number of ordinary shares (in percent)				5.00%	2.50%
Number of options granted (in shares)				2,324,087	2,986,547	1,506,000
Ordinary shares reserved				5,278,658
ESPP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Shares equal to lesser of aggregate number of ordinary shares (in percent)				5.00%
Grant date share price (in dollars per share) | $ / shares				$ 1.05
2019 Stock Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options granted (in shares)						897,660
2021 Employee Share Purchase Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of shares potentially issuable (in shares)				600,000
Shares equal to lesser of aggregate number of ordinary shares (in percent)				1.00%
Percentage of increase decrease in payroll deductions of employees compensation	15.00%
Offering period term (in months)	24 months
Number of purchase periods | purchasePeriod	4
Purchase period term (in months)	6 months
Percentage of purchase of ordinary shares	85.00%
Shares purchased at discounted price | $ / shares				$ 0.73	$ 0.74
Share-based compensation expenses | $				$ 14	$ 39
Purchase of employees shares				60,207	25,468
Co-Founders
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date share price (in dollars per share) | $ / shares				$ 0.9
Fair value of share based payment on grant date at consolidation | $ / shares				$ 1.57
Risk-free interest rate (in percent)				2.50%
Expected volatility (in percent)				60.00%
Co-Founders | Ordinary Shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of preferred shares			403,606			210,682
Co-Founders | Series C Preferred Shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of preferred shares			80,457
Number of shares issued at consolidation			46,232
Co-Founders | Series B Financing | Ordinary Shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of preferred shares											702,278
Share Purchase Agreement
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation expenses | $						$ 3,100
Share Purchase Agreement | Series C Preferred Shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of preferred shares		3,162,894
Cash consideration | $		$ 20,000